Note 7 - Related Party Transactions and Balances - Remuneration of Executive Personal (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Executive compensation and benefits	$ 1,793,894	$ 1,418,101
Share-based compensation	1,046,371	588,925
Key management personnel compensation	$ 2,840,265	$ 2,007,026